Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP FundsManager® 50% Portfolio
March 31, 2026
VF50-NPRT1-0526
1.847119.119
Bond Funds - 38.0%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	2,204,355	19,751,020
Fidelity High Income Fund (b)	4,909,564	39,325,610
Fidelity Inflation-Protected Bond Index Fund (b)	7,960,333	72,837,045
Fidelity Long-Term Treasury Bond Index Fund (b)	236,898	2,179,460
Fidelity New Markets Income Fund (b)	188,479	2,559,545
Fidelity Total Bond Fund (b)	68,534,241	656,558,033
VIP Investment Grade Bond II Portfolio - Investor Class (b)	69,289,442	656,171,019
TOTAL BOND FUNDS (Cost $1,468,089,565)		1,449,381,732

Domestic Equity Funds - 32.1%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	643,565	32,255,478
Fidelity Commodity Strategy Fund (b)	286,765	33,763,732
Fidelity Contrafund (b)	1,438,711	33,032,797
Fidelity Enhanced Large Cap Core ETF (b)	252,825	9,169,962
Fidelity Fundamental Small-Mid Cap ETF (b)	1,087,626	34,749,651
Fidelity Hedged Equity Fund (b)	3,321,383	47,495,778
Fidelity Real Estate Investment Portfolio (b)	213,338	8,337,256
Fidelity Stock Selector Small Cap Fund (b)	1,861,871	82,089,911
VIP Stock Selector Portfolio - Investor Class (b)	64,242,504	896,825,354
VIP Value Strategies Portfolio - Investor Class (b)	2,709,432	45,328,796
TOTAL DOMESTIC EQUITY FUNDS (Cost $918,114,385)		1,223,048,715

International Equity Funds - 19.3%
	Shares	Value ($)
Fidelity Canada Fund (b)	427,856	34,322,621
Fidelity Emerging Markets Fund (b)	3,378,173	170,057,235
Fidelity Enhanced International ETF (b)	2,099,286	78,093,439
Fidelity Global Commodity Stock Fund (b)	349,113	9,757,717
Fidelity Infrastructure Fund (b)	278,344	4,912,763
Fidelity International Capital Appreciation Fund (b)	2,248,284	76,419,169
Fidelity International Discovery Fund (b)	1,143,149	63,970,625
Fidelity International Small Cap Opportunities Fund (b)	1,350,047	28,783,000
Fidelity Japan Smaller Companies Fund (b)	604,813	10,717,287
Fidelity Overseas Fund (b)	2,482,319	173,886,445
Fidelity Total International Equity Fund (b)	5,661,846	85,267,402
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $502,684,252)		736,187,703

U.S. Treasury Obligations - 0.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (d)	3.57 to 3.60	500,000	499,245
US Treasury Bills 0% 4/2/2026 (d)	3.56	30,000	29,997
US Treasury Bills 0% 4/23/2026 (d)	3.61 to 3.63	440,000	439,024
US Treasury Bills 0% 4/30/2026 (d)	3.61 to 3.62	1,200,000	1,196,491
US Treasury Bills 0% 4/9/2026 (d)	3.54 to 3.55	180,000	179,856
US Treasury Bills 0% 5/14/2026 (d)	3.62 to 3.64	60,000	59,739
US Treasury Bills 0% 5/28/2026 (d)	3.62	30,000	29,827
US Treasury Bills 0% 5/7/2026 (d)	3.62	1,320,000	1,315,192
US Treasury Bills 0% 6/11/2026 (d)	3.64	180,000	178,723
US Treasury Bills 0% 6/18/2026 (d)	3.63	110,000	109,143
US Treasury Bills 0% 6/25/2026 (d)	3.64	220,000	218,136
US Treasury Bills 0% 6/4/2026 (d)	3.63	290,000	288,137
US Treasury Bills 0% 7/2/2026 (d)	3.64	330,000	326,961
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,870,619)			4,870,471

Money Market Funds - 10.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	187,722,028	187,759,573
Fidelity Investments Money Market Government Portfolio - Institutional Class (b)(f)	3.57	209,646,037	209,646,037
TOTAL MONEY MARKET FUNDS (Cost $397,405,610)			397,405,610

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $3,291,164,431)	3,810,894,231
NET OTHER ASSETS (LIABILITIES) - 0.1%	2,858,566
NET ASSETS - 100.0%	3,813,752,797

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	221	6/2026	32,057,155	69,211
ICE MSCI Emerging Markets Index Contracts (United States)	568	6/2026	41,310,640	(314,596)

TOTAL EQUITY CONTRACTS				(245,385)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	517	6/2026	57,387,000	(982,460)
CBOT US Treasury Ultra Bond Contracts (United States)	163	6/2026	18,958,938	63,860

TOTAL INTEREST RATE CONTRACTS				(918,600)

TOTAL FUTURES CONTRACTS				(1,163,985)
The notional amount of long futures as a percentage of Net Assets is 3.9%.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,870,471.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	190,003,321	45,286,309	47,530,057	1,773,799	(208)	208	187,759,573	187,722,028	0.3%
Total	190,003,321	45,286,309	47,530,057	1,773,799	(208)	208	187,759,573

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	40,522,483	-	5,172,183	-	759,623	(3,854,445)	32,255,478	643,565
Fidelity Canada Fund	40,205,510	82,537	7,146,335	-	247,587	933,322	34,322,621	427,856
Fidelity Commodity Strategy Fund	22,948,176	7,404,419	883,831	-	(25,116)	4,320,084	33,763,732	286,765
Fidelity Contrafund	36,300,356	139,106	1,484,258	61,148	22,903	(1,945,310)	33,032,797	1,438,711
Fidelity Emerging Markets Fund	194,699,332	522,817	28,445,731	-	10,655,436	(7,374,619)	170,057,235	3,378,173
Fidelity Enhanced International ETF	64,440,901	18,372,000	4,994,997	575,204	(171,786)	447,321	78,093,439	2,099,286
Fidelity Enhanced Large Cap Core ETF	12,975,662	-	3,285,257	25,788	129,855	(650,298)	9,169,962	252,825
Fidelity Floating Rate High Income Fund	27,982,374	411,073	8,300,427	364,948	(294,070)	(47,930)	19,751,020	2,204,355
Fidelity Fundamental Small-Mid Cap ETF	38,239,587	-	5,117,045	43,505	785,906	841,203	34,749,651	1,087,626
Fidelity Global Commodity Stock Fund	8,036,895	15,498	215,325	-	28,432	1,892,217	9,757,717	349,113
Fidelity Hedged Equity Fund	50,610,621	-	1,078,576	-	(14,605)	(2,021,662)	47,495,778	3,321,383
Fidelity High Income Fund	59,283,783	755,147	20,344,313	662,897	932,670	(1,301,677)	39,325,610	4,909,564
Fidelity Inflation-Protected Bond Index Fund	74,695,488	163,603	2,272,878	-	(2,414)	253,246	72,837,045	7,960,333
Fidelity Infrastructure Fund	4,670,603	-	-	-	-	242,160	4,912,763	278,344
Fidelity International Capital Appreciation Fund	78,310,415	5,572,715	3,256,164	-	(127,213)	(4,080,584)	76,419,169	2,248,284
Fidelity International Discovery Fund	61,162,095	6,767,530	2,217,586	-	(24,301)	(1,717,113)	63,970,625	1,143,149
Fidelity International Small Cap Opportunities Fund	31,698,164	67,901	2,393,145	-	101,409	(691,329)	28,783,000	1,350,047
Fidelity Investments Money Market Government Portfolio - Institutional Class	147,487,531	74,705,671	12,547,165	1,569,780	-	-	209,646,037	209,646,037
Fidelity Japan Smaller Companies Fund	10,148,763	-	-	-	-	568,524	10,717,287	604,813
Fidelity Long-Term Treasury Bond Index Fund	2,199,273	25,884	24,512	21,579	63	(21,248)	2,179,460	236,898
Fidelity New Markets Income Fund	2,567,522	29,866	-	29,868	-	(37,843)	2,559,545	188,479
Fidelity Overseas Fund	238,987,366	718,145	63,251,231	-	(374,031)	(2,193,804)	173,886,445	2,482,319
Fidelity Real Estate Investment Portfolio	8,281,393	17,221	239,250	-	(5,283)	283,175	8,337,256	213,338
Fidelity Stock Selector Small Cap Fund	83,693,302	182,316	5,342,624	-	776,866	2,780,051	82,089,911	1,861,871
Fidelity Total Bond Fund	665,235,445	21,653,713	24,183,929	6,745,457	101,310	(6,248,506)	656,558,033	68,534,241
Fidelity Total International Equity Fund	80,574,677	9,960,986	5,723,567	-	(140,520)	595,826	85,267,402	5,661,846
VIP Investment Grade Bond II Portfolio - Investor Class	664,947,079	14,028,198	22,878,975	210,971	(706,639)	781,356	656,171,019	69,289,442
VIP Stock Selector Portfolio - Investor Class	953,606,645	5,451,950	35,675,015	-	9,500,228	(36,058,454)	896,825,354	64,242,504
VIP Value Strategies Portfolio - Investor Class	44,261,892	104,395	1,852,259	-	164,652	2,650,116	45,328,796	2,709,432
	3,748,773,333	167,152,691	268,326,578	10,311,145	22,320,962	(51,656,221)	3,618,264,187

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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